UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end:   JUNE 30, 2006
                           -------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                               SEMI-ANNUAL REPORT

                               December 31, 2005

                       The Bowen, Hanes Investment Trust

                         (BOWEN, HANES & COMPANY LOGO)

                               SEMI-ANNUAL REPORT

                       The Bowen, Hanes Investment Trust

                               DECEMBER 31, 2005

                         (BOWEN, HANES & COMPANY LOGO)

                       The Bowen, Hanes Investment Trust

Dear Shareholders,

 Since the commencement of The Bowen, Hanes Investment Trust in August of 2005, the remarkable resiliency and durability of the U.S. economy has been on full display as a continuation of Fed rate hikes, $70 oil, and a monumental natural disaster failed to derail the current expansion, which recently entered its 5th year. However, the stock market has been relatively subdued. In fact, since their trough a few years ago, profits have increased at twice the rate of the broad market. Thus, stocks have become cheaper over the past several months as P/E ratios have shrunk, earnings yields have risen, and profits have expanded at a healthy rate. It is our view that this performance gap will begin to narrow in 2006, as stock market valuations start to reflect what we feel will again be an exceptional economic environment in which we anticipate growth, profits, and productivity continuing to expand at or above trend rates.

 As of 12/31/05, we believe the portfolio is well positioned to meet our objective of having the Fund's income-oriented securities make up approximately 25% of the Fund's assets, as they currently stand at 26%. The securities in this "income" category currently include both bonds and stocks. Also, the foreign component of the portfolio is important and currently stands at approximately 13% of the Fund's assets. The balance of the Fund's holdings, approximately 61%, consists of high quality companies that fit into our top-down approach from a growth standpoint and also meet all of our valuation criteria. In terms of performance, the relatively short life of the Trust renders it not very meaningful at this point. However, the Fund did increase in value by 1.32% for the 3 months ending 12/31/05. This compares with the Lipper Balanced Fund Index which increased 1.70%.

 Both domestic economic and political policies and trends in addition to international, geopolitical events should continue to impact the Fund's future performance. In this connection, we will vigorously adhere to our top-down approach in order to ascertain generally which asset classes and specifically which industries make the most sense from an allocation standpoint. This will involve rigorous analysis of various policies, including monetary, tax, regulatory, and trade, of the U.S. in addition to other countries around the world. Individual security selection will be based on a variety of valuation criteria with management, international strategies, balance sheets, earnings growth, returns on capital, and dividends continuing to play an important role.

 In summary, we feel that the Fund is well positioned to meet its long-term objective of maximizing total return through a combination of long-term capital appreciation and income. We believe that the U.S. economy is poised to continue on a path of above trend, non-inflationary growth, with high levels of productivity contributing to a solid year for corporate profits. In our opinion, stocks should outperform both bonds and cash in 2006.

 Sincerely,

 /s/Harold J. (Jay) Bowen, III

 Harold J. (Jay) Bowen, III
 Portfolio Manager

Opinions expressed are those of the Advisor and are subject to change, are not guaranteed and should not be considered investment advice.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE FUND IMPOSES A 1.00% REDEMPTION FEE ON SHARES HELD FOR LESS THAN ONE MONTH. SHORT TERM PERFORMANCE, IN PARTICULAR, IS NOT A GOOD INDICATION OF THE FUND'S FUTURE PERFORMANCE, AND AN INVESTMENT SHOULD NOT BE MADE BASED SOLELY ON RETURNS.

Must be preceded or accompanied by a prospectus.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS.

The Lipper Balanced Fund Index is an unmanaged index composed of the 30 largest mutual funds whose primary objective is to conserve principal by maintaining a balanced portfolio of stocks and bonds. You cannot invest directly in an index.

Investment performance reflects fee waivers. In the absence of such waivers, total return would be reduced.

The Price to Earnings (P/E) Ratio reflects the multiple of earnings at which a stock sells.

Distributed by Quasar Distributors (3/06)

EXPENSE EXAMPLE FOR THE PERIOD ENDED DECEMBER 31, 2005 (UNAUDITED)*<F1>

 As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/29/05 - 12/31/05).

ACTUAL EXPENSES

 The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

 The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                            Beginning       Ending           Expenses Paid
                             Account     Account Value     During the Period
                          Value 7/29/05    12/31/05     7/29/05 - 12/31/05**<F2>
                          -------------  -------------  ------------------------
Actual                       $1,000         $1,020               $5.40
Hypothetical (5% annual
  return before expenses)     1,000          1,016                5.39

 *<F1>  Fund commenced operations on July 29, 2005.
**<F2> Expenses are equal to the Fund's annualized expense ratio of 1.25% multiplied by the average account value over the period multiplied by 156/365 (to reflect the 156 day period).

PORTFOLIO SECTOR ALLOCATION AT DECEMBER 31, 2005 (UNAUDITED)

U.S. Treasury Bond                            2.4%
Health Care                                   3.2%
Financials                                    3.3%
Utilities                                     3.5%
Telecommunication Services                    5.6%
Cash*<F3>                                     5.6%
Materials                                     6.7%
Consumer Discretionary                        6.3%
Energy                                        9.3%
Consumer Staples                             12.9%
Information Technology                       16.1%
Industrials                                  25.1%

*<F3>  Cash equivalents and other assets less liabilities.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2005 (UNAUDITED)

  SHARES                                                               VALUE
  ------                                                               -----
COMMON STOCKS - 89.6%

BANKS - 3.3%
   1,625    Barclays PLC - ADR                                      $   68,380
                                                                    ----------

CAPITAL GOODS - 19.6%
     825    3M Co.                                                      63,938
   1,000    Deere & Co.                                                 68,110
   2,000    General Electric Co.                                        70,100
     600    ITT Industries, Inc.                                        61,692
   1,200    Rockwell Automation, Inc.                                   70,992
   2,375    Teledyne Technologies, Inc. (a)<F4>                         69,112
                                                                    ----------
                                                                       403,944
                                                                    ----------

ENERGY - 6.2%
   2,100    Chesapeake Energy Corp.                                     66,633
   1,075    Exxon Mobil Corp.                                           60,383
                                                                    ----------
                                                                       127,016
                                                                    ----------

FOOD BEVERAGE & TOBACCO - 6.5%
   1,825    H.J. Heinz Co.                                              61,539
   3,800    Sara Lee Corp.                                              71,820
                                                                    ----------
                                                                       133,359
                                                                    ----------

HOUSEHOLD & PERSONAL PRODUCTS - 6.4%
   2,000    Church & Dwight Co., Inc.                                   66,060
   1,100    Kimberly-Clark Corp.                                        65,615
                                                                    ----------
                                                                       131,675
                                                                    ----------

MATERIALS - 9.9%
   1,600    E.I. Du Pont De Nemours                                     68,000
     800    Peabody Energy Corp.                                        65,936
   1,050    Weyerhaeuser Co.                                            69,657
                                                                    ----------
                                                                       203,593
                                                                    ----------

MEDIA - 6.3%
   1,250    The McGraw-Hill Cos., Inc.                                  64,537
   2,700    The Walt Disney Co.                                         64,719
                                                                    ----------
                                                                       129,256
                                                                    ----------

PHARMACEUTICALS & BIOTECHNOLOGY - 3.2%
   1,100    Johnson & Johnson                                           66,110
                                                                    ----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
   2,275    Texas Instruments, Inc.                                     72,959
                                                                    ----------

SOFTWARE & SERVICES - 3.0%
   2,400    Microsoft Corp.                                             62,760
                                                                    ----------

TECHNOLOGY HARDWARE & EQUIPMENT - 9.5%
     725    International Business Machines Corp.                       59,595
   3,775    Nokia OYJ - ADR                                             69,082
   4,550    Xerox Corp. (a)<F4>                                         66,658
                                                                    ----------
                                                                       195,335
                                                                    ----------

TELECOMMUNICATION SERVICES - 3.2%
   2,000    Telecom Corp.
              New Zealand Ltd. - ADR                                    65,360
                                                                    ----------

TRANSPORTATION - 5.5%
   1,350    Canadian Pacific Railway Ltd. (b)<F5>                       56,632
     550    FedEx Corp.                                                 56,865
                                                                    ----------
                                                                       113,497
                                                                    ----------

UTILITIES - 3.5%
   3,200    Pepco Holdings, Inc.                                        71,584
                                                                    ----------
TOTAL COMMON STOCKS
  (Cost $1,792,143)                                                  1,844,828
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
CORPORATE BONDS - 2.4%

TELECOMMUNICATION SERVICES - 2.4%
 $50,000    AT&T, Inc.
            4.125%, 09/15/2009                                          48,322
                                                                    ----------
TOTAL CORPORATE BONDS
  (Cost $48,280)                                                        48,322
                                                                    ----------

U.S. TREASURY OBLIGATIONS - 2.4%

U.S. TREASURY BOND - 2.4%
  50,000    4.250%, 10/31/2007                                          49,869
                                                                    ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $49,940)                                                        49,869
                                                                    ----------

  SHARES
  ------
SHORT TERM INVESTMENTS - 5.7%

MONEY MARKET INVESTMENT - 5.7%
 116,298    Fidelity Money Market
              Portfolio - Select Class                                 116,298
                                                                    ----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $116,298)                                                      116,298
                                                                    ----------
TOTAL INVESTMENTS
  (Cost $2,006,661) - 100.1%                                         2,059,317
Liabilities in Excess of Other Assets - (0.1)%                            (794)
                                                                    ----------
TOTAL NET ASSETS - 100.0%                                           $2,058,523
                                                                    ----------
                                                                    ----------

ADR  American Depositary Receipt.
(a)<F4>   Non-income producing security.
(b)<F5>   U.S. security of foreign company.

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2005 (UNAUDITED)

ASSETS
   Investments in securities, at value
     (cost $2,006,661)                                              $2,059,317
   Receivables:
       Dividends and interest                                            4,511
       Due from Advisor                                                 21,106
   Prepaid expenses                                                        672
                                                                    ----------
           Total assets                                              2,085,606
                                                                    ----------

LIABILITIES
   Payables:
       Administration fees                                               2,972
       Custody fees                                                      3,147
       Fund accounting fees                                              6,414
       Transfer agent fees                                               6,977
       Chief compliance officer fees                                       833
   Accrued expenses                                                      6,740
                                                                    ----------
           Total liabilities                                            27,083
                                                                    ----------

   NET ASSETS                                                       $2,058,523
                                                                    ----------
                                                                    ----------

   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($2,058,523/202,475; unlimited number of shares
     authorized without par value)                                      $10.17
                                                                        ------
                                                                        ------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                  $2,033,178
   Accumulated net investment income                                        11
   Accumulated net realized loss on investments                        (27,322)
   Net unrealized appreciation on investments                           52,656
                                                                    ----------
           Net assets                                               $2,058,523
                                                                    ----------
                                                                    ----------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE PERIOD ENDED DECEMBER 31, 2005*<F6> (UNAUDITED)

INVESTMENT INCOME
   Income
       Dividends (net foreign taxes withheld of $381)                  $ 9,142
       Interest                                                          3,060
                                                                       -------
           Total income                                                 12,202
                                                                       -------
   Expenses
       Administration fees                                              14,671
       Fund accounting fees                                             12,754
       Audit fees                                                       11,202
       Transfer agent fees                                               9,230
       Advisory fees                                                     4,511
       Reports to shareholders                                           3,509
       Custody fees                                                      3,147
       Trustee fees                                                      2,869
       Legal fees                                                        2,632
       Chief compliance officer fees                                     2,083
       Registration fees                                                 1,832
       Miscellaneous                                                       378
       Insurance expense                                                   328
                                                                       -------
           Total expenses                                               69,146
           Less: fees waived (See Note 3)                              (63,194)
                                                                       -------
           Net expenses                                                  5,952
                                                                       -------
               NET INVESTMENT INCOME                                     6,250
                                                                       -------

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS
   Net realized loss on investments                                    (27,322)
   Change in net unrealized appreciation on investments                 52,656
                                                                       -------
       Net realized and unrealized gain on investments                  25,334
                                                                       -------
               NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $31,584
                                                                       -------
                                                                       -------

*<F6>     Fund commenced operations on July 29, 2005.

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              PERIOD ENDED
                                                         DECEMBER 31, 2005*<F8>
                                                               (UNAUDITED)
                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
   Net investment income                                       $    6,250
   Net realized loss on investments                               (27,322)
   Change in net unrealized appreciation on investments            52,656
                                                               ----------
       Net increase in net assets resulting from operations        31,584
                                                               ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                      (6,239)
                                                               ----------
       Total distributions to shareholders                         (6,239)
                                                               ----------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived
     from net change in outstanding shares (a)<F7>              2,033,178
                                                               ----------
       Total increase in net assets                             2,058,523
                                                               ----------

NET ASSETS
   Beginning of period                                                 --
                                                               ----------
   End of period                                               $2,058,523
                                                               ----------
                                                               ----------

(a)<F7>   A summary of capital share transactions is as follows:

                                                            PERIOD ENDED
                                                       DECEMBER 31, 2005*<F8>
                                                       ----------------------
                                                       Shares          Value
                                                       ------          -----
Shares sold                                            201,880      $2,027,058
Shares issued in reinvestment of distributions             607           6,240
Shares redeemed                                            (12)           (120)
                                                       -------      ----------
Net increase                                           202,475      $2,033,178
                                                       -------      ----------
                                                       -------      ----------

*<F8>     Fund commenced operations on July 29, 2005.

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              PERIOD ENDED
                                                              DECEMBER 31,
                                                                2005*<F9>
                                                               (UNAUDITED)
                                                               -----------
Net asset value, beginning of period                             $10.00
                                                                 ------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.03
   Net realized and unrealized gain (loss) on investments          0.17
                                                                 ------
Total from investment operations                                   0.20
                                                                 ------

LESS DISTRIBUTIONS:
   From net investment income                                     (0.03)
   From net realized gain                                            --
                                                                 ------
Total distributions                                               (0.03)
                                                                 ------

Net asset value, end of period                                   $10.17
                                                                 ------
                                                                 ------

Total return                                                       2.03%^<F11>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                               $2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                          14.52%+<F10>
After fees waived and expenses absorbed                            1.25%+<F10>

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed                         (11.96%)+<F10>
After fees waived and expenses absorbed                            1.31%+<F10>

Portfolio turnover rate                                           32.43%^<F11>

*<F9>   Fund commenced operations on July 29, 2005.
+<F10>  Annualized.
^<F11>  Not Annualized.

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2005 (UNAUDITED)

NOTE 1 - ORGANIZATION

 The Bowen, Hanes Investment Trust (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on July 29, 2005. The investment objective of the Fund is to maximize total return through a combination of long-term capital appreciation and income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

 A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

     U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost which, when combined with accrued interest, approximates market value.

 B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

 C. Redemption Fee. The Fund charges a 1% redemption fee on the value of shares redeemed that are held for less than one month. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

 D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized using the straight line method, which is effectively the same as the interest method. Interest income is recorded on an accrual basis.

 E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 Bowen, Hanes & Company, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% of the average daily net assets of the Fund. For the period ended December 31, 2005, the Bowen, Hanes Investment Trust incurred $4,511 in advisory fees.

 The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total expenses by reducing all or a portion of their fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that the Fund's ratio of expenses to average net assets will not exceed an annual rate of 1.25%.

 Any reduction in advisory fees or payment of expenses made by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the advisor, any time before the end of the third fiscal year following the year to which the fees waived and expenses absorbed relate, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. For the period ended December 31, 2005, the Advisor waived fees of $4,511 and absorbed expenses of $58,683.

 At December 31, 2005, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $63,194. The Advisor may recapture a portion of the above amount no later than June 30, 2009.

 U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals.

 For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $29.1 million     $35,000
      $29.1 to $50 million    0.12% of average daily net assets
      $50 to $200 million     0.10% of average daily net assets
      Over $200 million       0.05% of average daily net assets

 For the period ended December 31, 2005, the Bowen, Hanes Investment Trust incurred $14,671 in administration fees.

 Quasar Distributors, LLC, (the "Distributor"), acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

 U.S. Bank, N.A., an affiliate of the Administrator, serves as custodian to the Fund.

 Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

 For the period ended December 31, 2005, the Bowen, Hanes Investment Trust was allocated $2,083 in Chief Compliance Officer fees.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

 The cost of purchases and the proceeds from the sale of securities for the period ended December 31, 2005 excluding short-term investments, were $2,253,073 and $335,419, respectively, for the Bowen, Hanes Investment Trust.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

 On December 14, 2005, a dividend of $0.0329 per share was declared for the Bowen, Hanes Investment Trust. The dividend was paid on December 15, 2005, to shareholders of record on December 14, 2005. The tax character of the distribution paid during the period ended December 31, 2005 was as follows:

                                                2005
                                                ----
     Distributions paid from:
       Ordinary income                         $6,239
       Long-term capital gain                      --
                                               ------
                                               $6,239
                                               ------
                                               ------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

 The Bowen, Hanes Investment Trust files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 697-7858. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

 Information regarding how the Bowen, Hanes Investment Trust votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 697-7858, or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to
-----------
portfolio securities during the 12-month period ending June 30, 2006 will be available after August 31, 2006 by calling (866) 697-7858 or through the SEC's website at www.sec.gov.
           -----------

MANAGEMENT OF THE FUND (UNAUDITED)

 The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                    NUMBER OF
                                                                                                    PORTFOLIOS
                                          TERM OF        PRINCIPAL                                  IN FUND
                              POSITION    OFFICE AND     OCCUPATION                                 COMPLEX**<F13>  OTHER
NAME, ADDRESS                 WITH        LENGTH OF      DURING PAST                                OVERSEEN        DIRECTORSHIPS
AND AGE                       THE TRUST   TIME SERVED    FIVE YEARS                                 BY TRUSTEES     HELD
-------------                 ---------   -----------    -----------                                --------------  -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F12>        Chairman    Indefinite     President, Talon Industries, Inc.          1               None.
(born 1943)                   and         Term since     (administrative, management and
2020 E. Financial Way         Trustee     May 1991.      business consulting); formerly Chief
Suite 100                                                Operating Officer, Integrated Asset
Glendora, CA 91741                                       Management (investment advisor and
                                                         manager) and formerly President,
                                                         Value Line, Inc. (investment advisory
                                                         and financial publishing firm).

Wallace L. Cook*<F12>         Trustee     Indefinite     Financial Consultant, formerly Senior      1               None.
(born 1939)                               Term since     Vice President, Rockefeller Trust Co.;
2020 E. Financial Way                     May 1991.      Financial Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741

Carl A. Froebel*<F12>         Trustee     Indefinite     Owner, Golf Adventures, LLC,               1               None.
(born 1938)                               Term since     (Vacation Services).  Formerly
2020 E. Financial Way                     May 1991.      President and Founder, National
Suite 100                                                Investor Data Services, Inc.
Glendora, CA 91741                                       (investment related computer
                                                         software).

Rowley W.P. Redington*<F12>   Trustee     Indefinite     President; Intertech Computer              1               None.
(born 1944)                               Term since     Services Corp. (computer services
2020 E. Financial Way                     May 1991.      and consulting).
Suite 100
Glendora, CA 91741

Steven J. Paggioli*<F12>      Trustee     Indefinite     Consultant since July 2001; formerly,      1               Trustee,
(born 1950)                               Term since     Executive Vice President, Investment                       Managers
2020 E. Financial Way                     May 1991.      Company Administration, LLC                                Funds; Trustee,
Suite 100                                                ("ICA") (mutual fund administrator).                       Managers
Glendora, CA 91741                                                                                                  AMG Funds;
                                                                                                                    Director,
                                                                                                                    Guardian
                                                                                                                    Mutual Funds.

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky              President   Indefinite     Vice President, U.S. Bancorp Fund          1               Not
(born 1947)                               Term since     Services, LLC since July 2001;                             Applicable.
2020 E. Financial Way                     August 2002.   formerly, Senior Vice President, ICA
Suite 100                     Chief       Indefinite     (May 1997-July 2001).
Glendora, CA 91741            Compliance  Term since
                              Officer     September
                                          2004.

Eric W. Falkeis               Treasurer   Indefinite     Vice President, U.S. Bancorp Fund          1               Not
(born 1973)                               Term since     Services, LLC since 1997; Chief                            Applicable.
615 East Michigan St.                     August 2002.   Financial Officer, Quasar Distributors,
Milwaukee, WI 53202                                      LLC since 2000.

Angela L. Pingel              Secretary   Indefinite     Counsel, U.S. Bancorp Fund Services        1               Not
(born 1971)                               Term since     LLC since 2004; formerly, Associate,                       Applicable.
615 East Michigan St.                     December       Krukowski & Costello, S.C.,
Milwaukee, WI 53202                       2005.          (2002-2004); formerly, Vice President -
                                                         Investment Operations, Heartland
                                                         Advisors, Inc. (1994-2002).

 *<F12> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Interested Trustees").
**<F13> The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

 At a meeting held on June 13, 2005 the Board (including the Independent Trustees) considered and approved the Advisory Agreement for a two year period ending July 25, 2007. Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor. This information formed the primary (but not exclusive) basis for the Board's determinations. Below is a summary of the factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the Advisory Agreement:

 1. THE NATURE, EXTENT AND QUALITY OF THE SERVICES TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT. The Board considered the Advisor's specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor's compliance record, and the Advisor's business continuity plan. The Board noted that during the course of the Fund's first year of operations, the Board would meet with the Advisor's representatives in person to discuss various performance, marketing and compliance topics. The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services would be satisfactory and reliable.

 2. THE HISTORICAL YEAR-TO-DATE PERFORMANCE AND OVERALL PERFORMANCE OF THE ADVISOR. In assessing the quality of the portfolio management to be delivered by the Advisor, the Trustees reviewed the short-term and long-term performance of the Advisor on both an absolute basis, and in comparison to their respective peer funds as classified by Lipper.

     The Board compared the Advisor's performance to its peer groups, and stated that the Fund's anticipated expenses were fair and reasonable in comparison to its relevant peer group and the Advisor's private accounts. The Trustees concluded that the Advisor's past performance was satisfactory under current market conditions and that its anticipated performance with respect to the Fund would also be satisfactory.

 3. THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR'S FEES UNDER THE ADVISORY AGREEMENT. In considering the advisory fee and anticipate total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

     The Board noted that the Advisor had agreed to maintain an annual expense ratio of 1.25%. The Board also noted that the Fund's anticipated expenses appeared to be within range of the Advisor's other accounts of certain asset levels. After discussing issues and reviewing materials that were provided, the Trustees concluded that the Fund's anticipated expenses were fair and reasonable in comparison to its relevant peer group and the Advisor's private accounts.

 4. ECONOMIES OF SCALE. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow. The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses through the specified period so that the Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared by the Advisor currently, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

 5. THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND. In assessing profitability, the Trustees reviewed the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising a fund, noting in particular that the Advisor was contractually agreeing to reimburse or waive fees to maintain the Fund's expense limitation at 1.25%. The Board noted that they would receive information on soft dollar payments on a quarterly basis once the Fund was operational. After further discussion, the Trustees concluded that the Advisor's profit from sponsoring the Fund would not be excessive and that the Advisor had maintained adequate profit levels to support the Fund.

 No single factor was determinative of the Board's decision to approve the Advisory Agreement, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable to the Fund, and that the Fund's shareholders would receive reasonable value in return for the advisory fees paid. The Board (including a majority of the Independent Trustees) therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

                                    ADVISOR
                          BOWEN, HANES & COMPANY, INC.
                       3290 Northside Parkway, Suite 880
                               Atlanta, GA 30327
                               www.bowenhanes.com

                                  DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                U.S. BANK, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 697-7858

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                                PAUL, HASTINGS,
                             JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

                       The Bowen, Hanes Investment Trust
                                 Symbol - BHTRX
                               CUSIP - 742935430

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ----------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              -----------------------------------
                              Robert M. Slotky, President

     Date   March 3, 2006
            -----------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F14> /s/ Robert M. Slotky
                                    -----------------------------
                                    Robert M. Slotky, President

     Date   March 3, 2006
            -----------------------------------------------------

     By (Signature and Title)*<F14> /s/ Eric W. Falkeis
                                    -----------------------------
                                    Eric W. Falkeis, Treasurer

     Date   March 3, 2006
            -----------------------------------------------------

*<F14> Print the name and title of each signing officer under his or her signature.